SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Australia: 10.0%
13,301	Corporate Travel Management Ltd.	$118,607
2,358	JB Hi-Fi Ltd.	130,300
43,005	Metcash Ltd.	106,423
5,748	Sonic Healthcare Ltd.	108,193
		463,523
	China: 36.9%
178,000	China Construction Bank Corp. - H Shares	134,643
114,000	China Medical System Holdings	131,254
27,500	China Merchants Bank Co., Ltd. - H Shares	136,378
72,000	China Overseas Land & Investment Ltd.	147,456
37,400	China Resources Gas Group Ltd.	150,833
213,000	Industrial and Commercial Bank of China Ltd. - H Shares	127,140
39,200	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	162,632
1,390	NetEase Inc. - ADR	129,979
26,000	Ping An Insurance Group Company of China Ltd. - H Shares	167,738
15,000	Shenzhou International	136,136
57,100	Suofeiya Home Collection - A Shares	147,825
16,194	Zhejiang Supor Cookware - A Shares	135,248
		1,707,262
	Hong Kong: 5.4%
38,500	BOC Hong Kong Holdings Ltd.	123,324
25,077	Link REIT/The	126,620
		249,944
	India: 2.9%
7,250	Tech Mahindra LTD	136,550

	Indonesia: 2.6%
367,900	Bank Rakyat Indonesia Persero	120,284

	Malaysia: 2.9%
120,500	Public Bank Bhd	133,256

	Singapore: 8.0%
53,954	Capland Ascendas - REIT	120,066
78,800	CapitaLand Integrated Commercial Trust - REIT	129,984
4,005	DBS Group Holdings Ltd.	118,573
		368,623
	South Korea: 2.5%
18,429	Korean Reinsurance Co.	115,135

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Taiwan: 18.3%
16,000	Catcher Technology Co., Ltd.	$119,132
8,510	Elite Material Co., Ltd.	119,761
22,117	Hon Hai Precision Industry Co., Ltd.	130,559
1,410	Largan Precision Co., Ltd.	112,754
8,500	Nien Made Enterprise Co., Ltd.	136,479
5,830	Novatek Microelectronics Corp.	95,077
780	Taiwan Semiconductor Manufacturing Co., Ltd.	135,463
		849,225

	Thailand: 2.5%
39,500	Tisco Financial Group PCL/Foreign	117,628

	United States: 7.9%
1,155	Aflac Inc.	129,129
740	Broadcom Inc.	127,650
640	Qualcomm Inc.	108,832
		365,611

	Total Common Stocks (Cost $3,632,822)	4,627,041

	Total Investments (Cost $3,632,822): 99.9%	4,627,041
	Other Assets in Excess of Liabilities: 0.1%	2,482
	Total Net Assets - 100.0%	$4,629,523

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust